Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
Revenue disaggregated by type of revenue and property is as follows:

	Casino	Rooms	Mall(ii),(iii)	Food and beverage	Convention, ferry, retail and other	Total net revenues
	US$ in millions
Year ended December 31, 2022
The Venetian Macao	$438	$55	$155	$17	$17	$682
The Londoner Macao	194	61	47	26	22	350
The Parisian Macao	116	33	25	10	4	188
The Plaza Macao	146	29	127	10	1	313
Sands Macao	53	6	1	4	1	65
Ferry and other operations	—	—	—	—	21	21
Inter-segment revenues(i)	—	—	(1)	—	(13)	(14)
	$947	$184	$354	$67	$53	$1,605
Year ended December 31, 2021
The Venetian Macao	$944	$77	$195	$24	$16	$1,256
The Londoner Macao	396	90	56	30	16	588
The Parisian Macao	244	54	39	17	3	357
The Plaza Macao	298	45	184	17	2	546
Sands Macao	105	10	1	5	1	122
Ferry and other operations	—	—	—	—	20	20
Inter-segment revenues(i)	—	—	(2)	—	(13)	(15)
	$1,987	$276	$473	$93	$45	$2,874
Year ended December 31, 2020
The Venetian Macao	$531	$46	$126	$14	$21	$738
The Londoner Macao	192	42	38	17	8	297
The Parisian Macao	180	33	27	14	5	259
The Plaza Macao	159	17	79	9	1	265
Sands Macao	107	6	1	5	1	120
Ferry and other operations	—	—	—	—	21	21
Inter-segment revenues(i)	—	—	(2)	—	(11)	(13)
	$1,169	$144	$269	$59	$46	$1,687

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(i)    Inter-segment revenues are charged at prevailing market rates.
(ii)    Of this amount, US$296 million and US$58 million for the year ended December 31, 2022, US$410 million and US$63 million for the year ended December 31, 2021, US$199 million and US$70 million for the year ended December 31, 2020 were related to income from right-of-use and management fee and other, respectively. Income from right-of-use is recognized in accordance with IFRS 16 Leases and all other revenues are recognized in accordance with IFRS 15 Revenue from contracts with customers.
(iii)    For the years ended December 31, 2022, 2021 and 2020, rent concessions of US$70 million, US$41 million and US$215 million were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.
The following is a reconciliation of adjusted property EBITDA to loss for the year attributable to equity holders of the Company:

		Year ended December 31,
		2022	2021	2020
	Notes	US$ in millions
Adjusted property EBITDA (Unaudited)(i)
The Venetian Macao		$(25)	$297	$(53)
The Londoner Macao		(189)	(84)	(184)
The Parisian Macao		(103)	(17)	(131)
The Plaza Macao		81	219	33
Sands Macao		(81)	(69)	(76)
Ferry and other operations		(6)	(5)	(17)
Total adjusted property EBITDA		(323)	341	(428)
Share-based compensation, net of amount capitalized(ii)		(35)	(10)	(15)
Corporate expense(iii)	(a)	(55)	(68)	(45)
Pre-opening expense	(b)	1	(11)	(11)
Depreciation and amortization		(750)	(733)	(684)
Net foreign exchange gains/(losses)		4	(38)	17
Fair value (loss)/gain on derivative financial instruments		(1)	1	—
Loss on disposal of property and equipment, investment properties and intangible assets		(4)	(19)	(73)
Operating loss		(1,163)	(537)	(1,239)
Interest income		19	2	11
Finance costs, net of amounts capitalized		(444)	(373)	(279)
Loss on early retirement of debt		—	(137)	—
Loss before income tax		(1,588)	(1,045)	(1,507)
Income tax benefit/(expense)		6	(3)	(16)
Loss for the year attributable to equity holders of the Company		$(1,582)	$(1,048)	$(1,523)

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(i)    Adjusted property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt, fair value gain or loss on derivative financial instruments and income tax benefit or expense. Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Integrated resort companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their properties on a more stand-alone basis, integrated resort companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments, debt principal repayments and income taxes, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
(ii)    Includes equity-settled share-based payment expense, net of amount capitalized of US$5 million, US$5 million and US$9 million and cash-settled share-based payment expense, net of amount capitalized of US$30 million, US$5 million and US$6 million for the years ended December 31, 2022, 2021, and 2020, respectively.
(iii)    The amount excludes share-based payment expense of US$5 million, US$1 million and US$2 million for the years ended December 31, 2022, 2021, and 2020, respectively.
(a)    Corporate expense

		Year ended December 31,
		2022	2021	2020
	Note		US$ in millions
Royalty fees	26(a)(v)	$22	$42	$22
Management fees		9	4	4
Employee benefit expenses		8	11	10
Other support services		10	4	3
Other expenses		6	7	6
		$55	$68	$45

(b)    Pre-opening expense

	Year ended December 31,
	2022	2021	2020
		US$ in millions
Employee benefit expenses	$—	$5	$4
Advertising and promotions	(1)	2	2
Contract labor and services	—	1	2
Utilities and operating supplies	—	1	2
Other expenses	—	2	1
	$(1)	$11	$11

	Year ended December 31,
	2022	2021	2020
		US$ in millions
Depreciation and amortization
The Venetian Macao	$180	$191	$181
The Londoner Macao	322	273	230
The Parisian Macao	128	145	163
The Plaza Macao	86	84	71
Sands Macao	21	24	27
Ferry and other operations	13	16	12
	$750	$733	$684

	Year ended December 31,
	2022	2021	2020
		US$ in millions
Capital expenditures
The Venetian Macao	$52	$71	$140
The Londoner Macao	173	538	721
The Parisian Macao	3	4	11
The Plaza Macao	9	19	156
Sands Macao	4	7	8
Ferry and other operations	—	1	2
	$241	$640	$1,038

	December 31,
	2022	2021
	US$ in millions
Total assets
The Venetian Macao	$2,127	$2,079
The Londoner Macao	4,512	4,519
The Parisian Macao	1,846	1,981
The Plaza Macao	1,035	1,161
Sands Macao	207	252
Ferry and other operations	835	102
	$10,562	$10,094